INTERESTS IN JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2025
Disclosure Of Interests In Joint Arrangements [Abstract]
Disclosure of interests in joint arrangements [text block]
NOTE 16.  INTERESTS IN JOINT ARRANGEMENTS

Investments and contributions

The main operations carried out as of December 31, 2025 and 2024 are reported below:

On January 1, 2025, a corporate reorganization was carried out through the merger by absorption by Eufores S.A. of the companies Taurion S.A., Taurion Asociación Agraria de Responsabilidad Limitada, Monte Fresnos S.A. and Monte Fresnos Asociación Agraria de Responsabilidad Limitada, prior to the sale by Forestal Cono Sur S.A. to Eufores S.A. of all of its shares in Taurion Asociación Agraria de Responsabilidad Limitada and Monte Fresnos Asociación Agraria de Responsabilidad Limitada.

During 2025, Arauco made contributions of non-monetary assets to Agrícola Fresno SpA for a total amount of ThU.S.$ 18,812 through its subsidiary Forestal Arauco S.A. In 2024, Arauco made capital contributions to the company for a total amount of ThU.S.$ 12,066.

On December 18, 2024, Arauco made a capital contribution to the company Sonae Arauco S.A. for Th€ 25,000 (equivalent to ThU.S.$ 24,240 on the payment date), through its subsidiary in the United Kingdom, Arauco Wood Limited, maintaining 50% of control through a joint agreement.

On March 12, 2024, Eufores S.A. and Forestal Cono Sur S.A. (entities classified as Arauco’s joint operation in Uruguay), acquired all shares and social rights of four companies owned by Global Timber Spain SLU and Global Timber International LLC.
The acquired companies are Taurion S.A., Taurion Asociación Agraria de Responsabilidad Limitada, Monte Fresnos S.A. and Monte Fresnos Asociación Agraria de Responsabilidad Limitada.
Collectively, these companies own approximately 32,000 hectares in Uruguay, of which approximately 19,000 hectares are planted with eucalyptus trees. The price agreed for this operation amounted to ThU.S.$ 80,287 and the amount paid during the period was ThU.S.$ 72,038.

On March 6, 2024, Arauco made a capital contribution to Eufores S.A., a company that is part of the joint operation in Uruguay, for a total of ThU.S.$ 60,000, through its subsidiary Inversiones Arauco Internacional Ltda., maintaining 50% of control as a joint agreement. These funds were invested in the acquisition of the above-mentioned companies.

The investments in Uruguay qualify as a joint operation, and Arauco holds a 50% interest in these investments. In relation to “other rights and contractual conditions”, the joint operation has the primary objective of providing the parties an output. As established in the “Pulp Supply Agreement”, both Arauco and its partner have the obligation to acquire 100% of the yearly pulp produced by the joint operation. Arauco has recognized the assets, liabilities, income and expenses associated with its interest ownership, pursuant to IFRS 11.

Arauco holds a 50% interest in Sonae Arauco, which subsidiary produces and commercializes wood panels, of the type of MDF, PB and OSB, and sawn timber, through the operation of two panel plants and one sawmill in Spain; two panel plants and one resin plant in Portugal; three panel plants in Germany and two panel plants in South Africa.

Furthermore, Arauco holds a 50% ownership in Eka Chile S.A. (“Eka”), a company that sells sodium chlorate to pulp plants in Chile. There is a contractual agreement with this company whereby Arauco has engaged in an economic activity subject to common control, which is classified as a joint venture.

The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Celulosa y Energía Punta Pereira S.A. (Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	319,146	67,054	406,706	41,608
Non-current	1,912,140	117,581	1,915,522	125,452
Equity	-	2,046,651	-	2,155,168
Total joint arrangement	2,231,286	2,231,286	2,322,228	2,322,228
Investment	1,023,326		1,077,584

	12-31-2025	12-31-2024	12-31-2023
Net income (loss)	ThU.S.$	ThU.S.$	ThU.S.$
Income	840,727	1,017,324	941,429
Expenses	(631,529)	(668,473)	(664,772)
Joint arrangement net income (loss)	209,198	348,851	276,657

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	96,509	5,198	55,490	5,971
Non-current	124,956	1,788	157,848	8,584
Equity	-	214,479	-	198,783
Total joint arrangement	221,465	221,465	213,338	213,338
Investment	107,240		99,392

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	28,207	8,061	8,775
Expenses	(12,511)	(1,226)	3,632
Joint arrangement net income (loss)	15,696	6,835	12,407

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Eufores S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	172,013	249,547	176,029	248,064
Non-current	1,257,527	122,337	1,151,591	144,326
Equity	-	1,057,656	-	935,230
Total joint arrangement	1,429,540	1,429,540	1,327,620	1,327,620
Investment	528,827		467,615

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	308,522	321,339	288,378
Expenses	(189,248)	(280,007)	(216,764)
Joint arrangement net income (loss)	119,274	41,332	71,614

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Zona Franca Punta Pereira S.A. (Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	10,387	80,396	8,407	88,462
Non-current	410,048	-	419,279	-
Equity	-	340,039	-	339,224
Total joint arrangement	420,435	420,435	427,686	427,686
Investment	170,020		169,612

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	25,607	21,875	21,172
Expenses	(24,789)	(24,892)	(24,139)
Joint arrangement net income (loss)	818	(3,017)	(2,967)

The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method and its movements are presented in Note 15:

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	14,008	4,371	14,277	3,643
Non-current	41,044	5,105	41,071	5,227
Equity	-	45,576	-	46,478
Total joint arrangement	55,052	55,052	55,348	55,348
Investment	22,788		23,239

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	52,650	51,599	50,825
Expenses	(47,452)	(46,334)	(47,613)
Joint arrangement net income (loss)	5,198	5,265	3,212
Other comprehensive income	-	-	-
Comprehensive income	5,198	5,265	3,212
Dividends	3,050	3,000	1,500

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	267,087	245,801	254,698	244,912
Non-current	829,842	386,656	701,355	288,452
Equity	-	464,472	-	422,689
Total joint arrangement	1,096,929	1,096,929	956,053	956,053
Net assets	215,198		192,764
Net asset adjustment (goodwill)	17,038		18,581
Investment	232,236		211,345

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	983,601	925,346	1,018,422
Expenses	(998,283)	(973,381)	(1,005,984)
Joint arrangement net income (loss)	(14,682)	(48,035)	12,438
Other comprehensive income	-	-	-
Comprehensive income	(14,682)	(48,035)	12,438
Dividends	-	-	-

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Agrícola El Paque SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	804	194	318	152
Non-current	5,076	882	4,323	602
Equity	-	4,804	-	3,887
Total joint arrangement	5,880	5,880	4,641	4,641
Investment	2,402		1,944

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	909	198	-
Expenses	(527)	(105)	37
Joint arrangement net income (loss)	382	93	37
Other comprehensive income	-	-	-
Comprehensive income	382	93	37
Dividends	-	-

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Parque Eólico Ovejera del Sur SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	249	489	231	545
Non-current	3,369	211	2,806	192
Equity	-	2,918	-	2,300
Total joint arrangement	3,618	3,618	3,037	3,037
Investment	1,459		1,150

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	-	-	-
Expenses	(92)	(962)	(63)
Joint arrangement net income (loss)	(92)	(962)	(63)
Other comprehensive income	-	-	-
Comprehensive income	(92)	(962)	(63)
Dividends	-	-	-

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Agrícola San Gerardo SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	2,193	1,058	1,036	126
Non-current	4,395	1,654	4,391	1,862
Equity	-	3,876	-	3,439
Total joint arrangement	6,588	6,588	5,427	5,427
Investment	1,938		1,720

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	2,471	757	-
Expenses	(1,597)	(514)	31
Joint arrangement net income (loss)	874	243	31
Other comprehensive income	-	-	-
Comprehensive income	874	243	31
Dividends	-	-	-

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Agrícola Fresno SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	11,342	26,712	2,763	17,987
Non-current	182,775	4,828	138,270	3,757
Equity	-	162,577	-	119,289
Total joint arrangement	194,117	194,117	141,033	141,033
Investment	81,289		59,645

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	4,573	155	-
Expenses	(1,935)	(1,492)	(1,198)
Joint arrangement net income (loss)	2,638	(1,337)	(1,198)
Other comprehensive income	-	-	-
Comprehensive income	2,638	(1,337)	(1,198)
Dividends	-	-	-

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
TreeCo Inc.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	3,837	1,016	2,485	202
Non-current	12,372	-	14,434	-
Equity	-	15,193	-	16,717
Total joint arrangement	16,209	16,209	16,919	16,919
Investment on equity	7,768		8,547
Goodwill	39,577		39,576
	47,345		48,123

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	-	-	-
Expenses	(1,523)	(1,519)	-
Joint arrangement net income (loss)	(1,523)	(1,519)	-
Other comprehensive income	-	-	-
Comprehensive income	(1,523)	(1,519)	-
Dividends	-	-	-